PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 217,104	$ 184,298
Less: Accumulated depreciation and impairment	(82,478)	(86,049)
Property, plant and equipment, net	134,626	98,249
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	66,681	70,944
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,487	15,619
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	19,943	20,293
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,822	4,717
Electronic and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	41,426	45,512
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 69,745	$ 27,213